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                                FRONTEGRA FUNDS

                                 ANNUAL REPORT
                           Frontegra Opportunity Fund

                        FRONTEGRA ASSET MANAGEMENT, INC.
                                    --------
                                OCTOBER 31, 1998




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FRONTEGRA FUNDS

TABLE OF CONTENTS

Shareholder Letter                                                    1
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Investment Highlights                                                 2
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Schedule of Investments                                               3
-----------------------------------------------------------------------
Statement of Assets and Liabilities                                   6
-----------------------------------------------------------------------
Statement of Operations                                               7
-----------------------------------------------------------------------
Statements of Changes in Net Assets                                   8
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Financial Highlights                                                  9
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Notes to Financial Statements                                        10
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Report of Independent Auditors                                       13
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This report is submitted for the general information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the Fund. Please read the Prospectus carefully.




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FRONTEGRA FUNDS

DEAR FELLOW SHAREHOLDERS:

The 12-month period ended October 31 proved to be a difficult time for small-cap investors. After declining more than 30% from its April high, the Russell 2000, a proxy for small-cap stocks, rebounded in September and October to finish the fiscal year down 11.84%. Despite a relatively slow start in the first six months of the fiscal year, the Frontegra Opportunity Fund held up well in the midst of the recent market turmoil. The Fund was down 13.24% for the fiscal year, trailing the benchmark but outperforming the average small-cap fund in the Lipper Universe.

PORTFOLIO REVIEW AND STRATEGY
Small-cap stocks suffered significantly in recent months, particularly in July (down 8.1%) and August (down 19.4%). Many companies were trading down 40% to 50% from their recent highs. Recent market volatility can be attributable to a number of domestic and global events, including leadership issues in the U.S., Japan and Germany, continuing economic problems in emerging markets such as Russia, Brazil and the Pacific Rim and profit pressure on U.S. multinationals. Given that small-cap stocks typically have the least amount of foreign exposure, one would expect that small stocks would have weathered the recent storm better than their large-cap counterparts. However, just the opposite happened as liquidity dried up in the small-cap sector when investors sought a safe haven in large-cap liquid stocks.

While the July/August period was very painful, the portfolio held up relatively well and the Fund made up ground on the benchmark Russell 2000. Many of the stocks in the portfolio incurred only modest declines. In fact, from a performance attribution standpoint, our stock selection added value in every sector except Technology in the July/August period. Even though several large-cap Technology stocks have posted big gains this year, smaller Technology stocks, and in particular, the undervalued Technology stocks which appear on our screens have fared much worse than the overall market.

The Fund's Real Estate Investment Trust (REIT) holdings also held up well in recent months after proving to be a drag on Fund performance earlier in the year. We took this opportunity to trim our REIT position to under 10% in September after being as high as 15% in July. We used the proceeds to add to several holdings, including Mitchell Energy and Kemet. In addition, we purchased several new companies, including World Fuel Services and Stolt-Nielsen. Both World Fuel Services and Stolt-Nielsen are solid companies in niche businesses. World Fuel Services provides fuel, and importantly, the financing for the fuel, to the growing private and corporate jet business. Stolt-Nielsen has several lines of business, including shipping and raising salmon. However, the most intriguing part of the business is complex oil rig servicing, where Stolt receives a steady income stream resulting from long-term contracts. Both stocks have declined significantly from recent highs and are trading at attractive valuations.

SUMMARY
In the past, following difficult periods in the small-cap sector, stocks in our portfolios have rebounded strongly. We took advantage of the market volatility to add to several positions where our confidence is high and were also able to buy some very good companies at bargain prices. We are excited about the prospects of the Fund and appreciate your continued confidence and investment in the Fund.

Sincerely,

/s/David R. Milroy          /s/William D. Forsyth     /s/Thomas J. Holmberg
David R. Milroy             William D. Forsyth        Thomas J. Holmberg
Portfolio Manager           Co-President              Co-President
Reams Asset Management Co.  Frontegra Funds           Frontegra Funds





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FRONTEGRA FUNDS

INVESTMENT HIGHLIGHTS

GROWTH OF A $100,000 INVESTMENT

              FRONTEGRA       LIPPER SMALL-CAP         RUSSELL 2000
          OPPORTUNITY FUND       FUND INDEX               INDEX
           ---------------     --------------        ---------------

7/31/97       $100,000            $100,000               $100,000
10/31/97      $107,400            $103,470               $104,952
1/31/98       $104,868            $100,629               $104,424
4/30/98       $115,038            $114,075               $117,415
7/31/98       $100,425            $101,601               $102,313
10/31/98       $93,185             $89,353                $92,523


----------------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 10/31/98
----------------------------------
ONE YEAR                  (13.24)%

AVERAGE ANNUAL
SINCE COMMENCEMENT         (5.48)%
----------------------------------

This chart assumes an initial gross investment of $100,000 made on 7/31/97 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Lipper Small-Cap Fund Index includes the 30 largest funds which, by prospectus or portfolio practice, limit their investments to companies on the basis of the size of the company.

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on market capitalization.



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FRONTEGRA FUNDS

Frontegra Opportunity Fund
SCHEDULE OF INVESTMENTS
October 31, 1998

Number of Shares                                                      Value
---------------------------------------------------------------------------
              COMMON STOCKS  95.8%
              Commercial Services  5.5%
     3,500    ABR Information Services, Inc.<F1>                $     66,062
     5,200    Banta Corp.                                            129,350
     4,800    Lawson Products, Inc.                                  111,600
     6,000    Stolt-Nielsen S.A.                                      68,625
                                                                   ---------
                                                                     375,637
                                                                   ---------
              Consumer Durables  8.7%
    10,750    CLARCOR Inc.                                           181,406
     6,200    Department 56, Inc. <F1>                               193,362
     5,400    Harman International Industries, Inc.                  218,363
                                                                   ---------
                                                                     593,131
                                                                   ---------
              Consumer Services  3.7%
     5,500    Carmike Cinemas, Inc. <F1>                             102,781
     5,300    Jones Intercable, Inc. - Class A<F1>                   148,731
                                                                   ---------
                                                                     251,512
                                                                   ---------
              Electronic Technology  6.6%
     4,700    Belden Inc.                                             68,444
     9,500    Electroglas, Inc. <F1>                                 119,344
     8,600    Kemet Corp. <F1>                                       120,400
     7,900    UCAR International Inc. <F1>                           142,200
                                                                   ---------
                                                                     450,388
                                                                   ---------
              Energy Minerals  6.8%
    11,800    Mitchell Energy & Development Corp.                    165,938
     7,600    Pool Energy Services Co. <F1>                          101,412
    24,600    Santa Fe Energy Resources, Inc. <F1>                   199,875
                                                                   ---------
                                                                     467,225
                                                                   ---------
              Finance  4.3%
    12,000    First Bell Bancorp, Inc.                               174,000
    13,100    Local Financial Corp. <F1>                             118,719
                                                                   ---------
                                                                     292,719
                                                                   ---------
              Health Technology  6.5%
     8,600    Ballard Medical Products                               182,750
     7,900    Haemonetics Corp. <F1>                                 170,344
     8,600    Lunar Corp. <F1>                                        90,300
                                                                   ---------
                                                                     443,394
                                                                   ---------

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Opportunity Fund
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

Number of Shares                                                      Value
---------------------------------------------------------------------------
              Industrial Services  8.5%
    18,500    Dames & Moore, Inc.                                $   222,000
     7,500    Jacobs Engineering Group, Inc. <F1>                    244,687
     6,800    Quanex Corp.                                           114,750
                                                                   ---------
                                                                     581,437
                                                                   ---------
              Non-Energy Minerals  8.2%
     8,700    AK Steel Holding Corp.                                 150,619
     8,000    Giant Cement Holding, Inc. <F1>                        167,000
     3,400    Lone Star Industries, Inc.                             239,487
                                                                   ---------
                                                                     557,106
                                                                   ---------
              Process Industries  4.4%
     6,450    Ferro Corp.                                            164,475
     8,800    Furon Co.                                              139,700
                                                                   ---------
                                                                     304,175
                                                                   ---------
              Producer Manufacturing  14.8%
     3,500    Artesyn Technologies, Inc. <F1>                         50,531
    15,600    Griffon Corp. <F1>                                     153,075
     7,400    Holophane Corp. <F1>                                   157,712
    10,100    Juno Lighting, Inc.                                    239,875
    10,100    Northwest Pipe Co. <F1>                                171,069
     6,100    Standex International Corp.                            150,594
     4,200    Wolverine Tube, Inc. <F1>                               88,988
                                                                   ---------
                                                                   1,011,844
                                                                   ---------

              Real Estate Investment Trust  9.4%
     3,100    Amli Residential Properties Trust                       69,750
     8,800    Asset Investors Corp.                                  122,650
     2,400    First Industrial Realty Trust, Inc.                     61,500
     7,900    Great Lakes REIT, Inc.                                 129,856
     5,000    Prentiss Properties Trust                              103,125
     4,400    Storage Trust Realty                                    98,725
     7,000    Winston Hotels, Inc.                                    59,938
                                                                   ---------
                                                                     645,544
                                                                   ---------

              Retail  4.6%
    24,900    Homebase, Inc. <F1>                                    168,075
     3,900    Sonic Corp. <F1>                                        74,100
     5,200    World Fuel Services Corp.                               72,800
                                                                   ---------
                                                                     314,975
                                                                   ---------


See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Opportunity Fund
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

Number of Shares                                                      Value
---------------------------------------------------------------------------
              Technology Services  1.3%
     9,700    Pioneer-Standard Electronics, Inc.                $     86,694
                                                                   ---------

              Transportation  2.5%
    13,200    Arnold Industries, Inc.                                168,300
                                                                   ---------

              TOTAL COMMON STOCKS
              (cost $7,343,732)                                    6,544,081
                                                                   ---------


Principal Amount
----------------
              SHORT-TERM INVESTMENT  2.4%
  $161,697    UMB Bank Money Market Fiduciary                        161,697
                                                                   ---------

              TOTAL SHORT-TERM INVESTMENT
              (cost $161,697)                                        161,697
                                                                   ---------

              TOTAL INVESTMENTS  98.2%
              (cost $7,505,429)                                    6,705,778
                                                                   ---------

              Other Assets less Liabilities  1.8%                    121,265
                                                                   ---------

              NET ASSETS  100.0%                                  $6,827,043
                                                                   =========

<F1> Non-income producing

See notes to financial statements.





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FRONTEGRA FUNDS

Frontegra Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998

ASSETS:
Investments at value (cost $7,505,429)                           $6,705,778
Receivable for investments sold                                     121,884
Interest and dividends receivable                                     4,406
Receivable from adviser                                               7,631
Deferred organizational costs, net                                   30,266
Other assets                                                          2,579
                                                                 ----------
Total assets                                                      6,872,544
                                                                 ----------

LIABILITIES:
Payable for investments purchased                                    23,055
Accrued investment advisory fee                                       3,466
Accrued expenses                                                     18,980
                                                                 ----------
Total liabilities                                                    45,501
                                                                 ----------
NET ASSETS                                                       $6,827,043
                                                                 ==========

NET ASSETS CONSIST OF:
Paid in capital                                                  $7,714,735
Accumulated net investment income                                    64,806
Accumulated net realized losses on investments                    (152,847)
Net unrealized depreciation on investments                        (799,651)
                                                                 ----------
NET ASSETS                                                       $6,827,043
                                                                 ==========

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                      100,000,000
Issued and outstanding                                              244,445
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE       $27.93
                                                                     ======

See notes to financial statements.



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FRONTEGRA FUNDS


Frontegra Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 1998

INVESTMENT INCOME:
Dividends                                                         $ 124,106
Interest                                                              7,849
                                                                   --------
                                                                    131,955
                                                                   --------
EXPENSES:
Fund administration and accounting fees                              57,625
Investment advisory fees                                             47,155
Legal fees                                                           16,025
Audit fees                                                           13,502
Shareholder servicing                                                12,837
Federal and state registration fees                                  10,437
Amortization of organizational costs                                  8,078
Reports to shareholders                                               6,584
Custody fees                                                          5,209
Pricing                                                               1,765
Insurance                                                             1,690
Directors' fees and related expenses                                    775
Other                                                                 1,420
                                                                   --------
Total expenses before waiver and reimbursements                     183,102
Waiver and reimbursements of expenses by adviser                  (117,911)
                                                                   --------
Net expenses                                                         65,191
                                                                   --------
NET INVESTMENT INCOME                                                66,764
                                                                   --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments                        (158,568)
Change in unrealized appreciation/depreciation on investments     (905,970)
                                                                   --------
NET GAINS (LOSSES) ON INVESTMENTS                               (1,064,538)
                                                                   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(997,774)
                                                                  =========


See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                             YEAR ENDED         PERIOD ENDED
                                          OCTOBER 31, 1998  OCTOBER 31, 1997<F1>
                                          ----------------- --------------------
OPERATIONS:
Net investment income                       $     66,764       $       7,206
Net realized gains (losses) on investments     (158,568)             (1,205)
Change in unrealized
  appreciation/depreciation on investments     (905,970)             106,319
                                              ----------          ----------
Net increase (decrease) in net
  assets resulting from operations             (997,774)             112,320
                                              ----------          ----------

DISTRIBUTIONS PAID FROM:
Net investment income                            (7,018)                   _
                                              ----------          ----------
Net decrease in net assets
  resulting from distributions paid              (7,018)                   _
                                              ----------          ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                    1,925,149           5,787,348
Shares issued to holders in
  reinvestment of distributions                    7,018                   _
                                              ----------          ----------
Net increase in net assets resulting from
  capital share transactions                   1,932,167           5,787,348
                                              ----------          ----------

TOTAL INCREASE IN NET ASSETS                     927,375           5,899,668


NET ASSETS:
Beginning of period                            5,899,668                   _
                                              ----------          ----------
End of period (includes undistributed net
  investment income of $64,806 and
  $8,034, respectively)                       $6,827,043          $5,899,668
                                              ==========          ==========


<F1> Commenced operations on July 31, 1997

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Opportunity Fund
FINANCIAL HIGHLIGHTS

                                             YEAR ENDED         PERIOD ENDED
                                          OCTOBER 31, 1998  OCTOBER 31, 1997<F1>
                                          ----------------- --------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $32.22              $30.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                               0.26                0.04
Net realized and unrealized gains
  (losses) on investments                         (4.52)                2.18
                                                 -------             -------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS    (4.26)                2.22
                                                 -------             -------

LESS DISTRIBUTIONS PAID:
From net investment income                        (0.03)                   _
                                                 -------             -------
TOTAL DISTRIBUTIONS PAID                          (0.03)                   _
                                                 -------             -------

NET ASSET VALUE, END OF PERIOD                    $27.93              $32.22
                                                 =======             =======

TOTAL RETURN<F2>                                (13.24)%               7.40%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)          $6,827              $5,900
Ratio of expenses to average net assets<F3><F4>    0.90%               0.90%
Ratio of net investment income to
  average net assets<F3><F4>                       0.92%               2.61%
Portfolio turnover rate<F2>                          54%                  9%


<F1> Commenced operations on July 31, 1997
<F2> Not annualized for periods less than a full year
<F3> Net of waivers and reimbursements by Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.53% and 12.02%, and the ratio of net investment income to average net assets would have been (0.71)% and (8.51)% for the year ended October 31, 1998 and the period ended October 31, 1997, respectively.
<F4> Annualized

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 1998

(1)  ORGANIZATION
     Frontegra Funds, Inc. ("Frontegra") was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. Frontegra consists of three series: the Frontegra Opportunity Fund (the "Fund"), the Frontegra Total Return Bond Fund and the Frontegra Growth Fund. The Fund commenced operations on July 31, 1997. Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities.

(2)  SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (a)  Investment Valuation
          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams Asset Management Co., LLC (the "Sub-Adviser") pursuant to guidelines established by the Board of Directors.

   (b)    Federal Income Taxes
          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

   (c)    Distributions to Shareholders
          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due


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FRONTEGRA FUNDS

Frontegra Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1998

          to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at October 31, 1998, reclassifications were recorded to decrease accumulated net investment income by $2,974, decrease accumulated net realized losses on investments by $6,926 and decrease paid in capital by $3,952.

   (d)    Other
          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3)  INVESTMENT ADVISER
     The Fund has an agreement with the Adviser, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.90% of the Fund's average daily net assets.

(4)  CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund were as follows:

                                             YEAR ENDED       PERIOD ENDED
                                          OCTOBER 31, 1998  OCTOBER 31, 1997<F1>
                                          ----------------  -------------------
     Shares sold                                   61,127           183,102
     Shares issued to holders in
       reinvestment of distributions                  216                 _
                                                  -------           -------
                                                   61,343           183,102
                                                  =======           =======

<F1> Commenced operations on July 31, 1997

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FRONTEGRA FUNDS

Frontegra Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1998


(5)  INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended October 31, 1998, are summarized below:

     Purchases     $5,640,530
     Sales         $3,825,982

     There were no purchases or sales of U.S. government securities.

     At October 31, 1998, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $7,507,884 were as follows:

     Appreciation                                   $393,805
       Depreciation                              (1,195,911)
                                                 -----------
     Net depreciation on investments              $(802,106)
                                                 ===========

     At October 31, 1998, the Fund had an accumulated net realized capital loss carryover of $1,102 and $141,178 expiring in 2005 and 2006, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

     For the year ended October 31, 1998, 84% of dividends paid from taxable income (including short-term capital gains) qualify for the dividends received deduction available to corporate shareholders.





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FRONTEGRA FUNDS

Frontegra Opportunity Fund
REPORT OF INDEPENDENT AUDITORS
October 31, 1998


To the Board of Directors and Shareholders of the Frontegra Funds, Inc./Frontegra Opportunity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Frontegra Opportunity Fund (the "Fund") as of October 31, 1998, the related statement of operations, the statements of changes in net assets and the financial highlights for the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Frontegra Opportunity Fund at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Chicago, Illinois
November 30, 1998




                             FRONTEGRA FUNDS, INC.
                      c/o Sunstone Investor Services, LLC
                 P.O. Box 2142, Milwaukee, Wisconsin 53201-2142

                                                                     FO-410-1298